Long-term debt (Details 2)	Dec. 31, 2014 CHF	Dec. 31, 2013 CHF	Dec. 31, 2014 Structured notes CHF	Dec. 31, 2013 Structured notes CHF	Dec. 31, 2014 Structured notes Equity CHF	Dec. 31, 2013 Structured notes Equity CHF	Dec. 31, 2014 Structured notes Fixed income CHF	Dec. 31, 2013 Structured notes Fixed income CHF	Dec. 31, 2014 Structured notes Credit CHF	Dec. 31, 2013 Structured notes Credit CHF	Dec. 31, 2014 Structured notes Other CHF	Dec. 31, 2013 Structured notes Other CHF	Dec. 31, 2014 Group parent company CHF	Dec. 31, 2013 Group parent company CHF	Dec. 31, 2014 Group parent company Subordinated Debt Instrument, Redemption, Period One [Member] Maximum	Dec. 31, 2014 Group parent company Subordinated Debt Instrument, Redemption, Period Four [Member] Maximum	Dec. 31, 2014 Group parent company Subordinated Debt Instrument, Redemption, Thereafter [Member] Minimum	Dec. 31, 2014 Group parent company Subordinated Debt Instrument, Redemption, Thereafter [Member] Maximum	Dec. 31, 2014 Group parent company Fixed rate Subordinated CHF	Dec. 31, 2014 Bank CHF	Dec. 31, 2013 Bank CHF	Dec. 31, 2014 Bank Senior notes. Debt Instrument, Redemption, Period One [Member] Minimum	Dec. 31, 2014 Bank Senior notes. Debt Instrument, Redemption, Period One [Member] Maximum	Dec. 31, 2014 Bank Senior notes. Debt Instrument, Redemption, Period Two [Member] Minimum	Dec. 31, 2014 Bank Senior notes. Debt Instrument, Redemption, Period Two [Member] Maximum	Dec. 31, 2014 Bank Senior notes. Debt Instrument, Redemption, Period Three [Member] Minimum	Dec. 31, 2014 Bank Senior notes. Debt Instrument, Redemption, Period Three [Member] Maximum	Dec. 31, 2014 Bank Senior notes. Debt Instrument, Redemption, Period Four [Member] Minimum	Dec. 31, 2014 Bank Senior notes. Debt Instrument, Redemption, Period Four [Member] Maximum	Dec. 31, 2014 Bank Senior notes. Debt Instrument, Redemption, Period Five [Member] Minimum	Dec. 31, 2014 Bank Senior notes. Debt Instrument, Redemption, Period Five [Member] Maximum	Dec. 31, 2014 Bank Senior notes. Debt Instrument, Redemption, Thereafter [Member] Minimum	Dec. 31, 2014 Bank Senior notes. Debt Instrument, Redemption, Thereafter [Member] Maximum	Dec. 31, 2014 Bank Subordinated Debt Instrument, Redemption, Period One [Member] Minimum	Dec. 31, 2014 Bank Subordinated Debt Instrument, Redemption, Period One [Member] Maximum	Dec. 31, 2014 Bank Subordinated Debt Instrument, Redemption, Period Two [Member] Maximum	Dec. 31, 2014 Bank Subordinated Debt Instrument, Redemption, Period Three [Member] Minimum	Dec. 31, 2014 Bank Subordinated Debt Instrument, Redemption, Period Three [Member] Maximum	Dec. 31, 2014 Bank Subordinated Debt Instrument, Redemption, Period Four [Member] Minimum	Dec. 31, 2014 Bank Subordinated Debt Instrument, Redemption, Period Four [Member] Maximum	Dec. 31, 2014 Bank Subordinated Debt Instrument, Redemption, Period Five [Member] Maximum	Dec. 31, 2014 Bank Subordinated Debt Instrument, Redemption, Thereafter [Member] Minimum	Dec. 31, 2014 Bank Subordinated Debt Instrument, Redemption, Thereafter [Member] Maximum	Dec. 31, 2014 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period One [Member] Minimum	Dec. 31, 2014 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period One [Member] Maximum	Dec. 31, 2014 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Two [Member] Minimum	Dec. 31, 2014 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Two [Member] Maximum	Dec. 31, 2014 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Three [Member] Maximum	Dec. 31, 2014 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Five [Member] Minimum	Dec. 31, 2014 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Five [Member] Maximum	Dec. 31, 2014 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Thereafter [Member] Minimum	Dec. 31, 2014 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Thereafter [Member] Maximum	Dec. 31, 2014 Bank Structured notes CHF	Dec. 31, 2013 Bank Structured notes CHF	Dec. 31, 2014 Bank Structured notes Equity CHF	Dec. 31, 2013 Bank Structured notes Equity CHF	Dec. 31, 2014 Bank Structured notes Fixed income CHF	Dec. 31, 2013 Bank Structured notes Fixed income CHF	Dec. 31, 2014 Bank Structured notes Credit CHF	Dec. 31, 2013 Bank Structured notes Credit CHF	Dec. 31, 2014 Bank Structured notes Other CHF	Dec. 31, 2013 Bank Structured notes Other CHF	Dec. 31, 2014 Bank Fixed rate Senior notes. CHF	Dec. 31, 2014 Bank Fixed rate Subordinated CHF	Dec. 31, 2014 Bank Fixed rate Non-recourse liabilities from consolidated VIEs CHF	Dec. 31, 2014 Bank Variable rate Senior notes. CHF	Dec. 31, 2014 Bank Variable rate Subordinated CHF	Dec. 31, 2014 Bank Variable rate Non-recourse liabilities from consolidated VIEs CHF	Dec. 31, 2014 Credit Suisse AG JPY (¥)	Dec. 31, 2014 Group subsidiaries CHF	Dec. 31, 2014 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period One [Member] Minimum	Dec. 31, 2014 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period One [Member] Maximum	Dec. 31, 2014 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Two [Member] Minimum	Dec. 31, 2014 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Two [Member] Maximum	Dec. 31, 2014 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Three [Member] Minimum	Dec. 31, 2014 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Three [Member] Maximum	Dec. 31, 2014 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Four [Member] Minimum	Dec. 31, 2014 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Four [Member] Maximum	Dec. 31, 2014 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Five [Member] Minimum	Dec. 31, 2014 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Five [Member] Maximum	Dec. 31, 2014 Group subsidiaries Senior notes. Debt Instrument, Redemption, Thereafter [Member] Minimum	Dec. 31, 2014 Group subsidiaries Senior notes. Debt Instrument, Redemption, Thereafter [Member] Maximum	Dec. 31, 2014 Group subsidiaries Subordinated Debt Instrument, Redemption, Period One [Member] Minimum	Dec. 31, 2014 Group subsidiaries Subordinated Debt Instrument, Redemption, Period One [Member] Maximum	Dec. 31, 2014 Group subsidiaries Subordinated Debt Instrument, Redemption, Period Three [Member] Minimum	Dec. 31, 2014 Group subsidiaries Subordinated Debt Instrument, Redemption, Period Three [Member] Maximum	Dec. 31, 2014 Group subsidiaries Subordinated Debt Instrument, Redemption, Period Four [Member] Minimum	Dec. 31, 2014 Group subsidiaries Subordinated Debt Instrument, Redemption, Period Four [Member] Maximum	Dec. 31, 2014 Group subsidiaries Subordinated Debt Instrument, Redemption, Period Five [Member] Maximum	Dec. 31, 2014 Group subsidiaries Subordinated Debt Instrument, Redemption, Thereafter [Member] Minimum	Dec. 31, 2014 Group subsidiaries Subordinated Debt Instrument, Redemption, Thereafter [Member] Maximum	Dec. 31, 2014 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period One [Member] Minimum	Dec. 31, 2014 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period One [Member] Maximum	Dec. 31, 2014 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Two [Member] Minimum	Dec. 31, 2014 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Two [Member] Maximum	Dec. 31, 2014 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Three [Member] Maximum	Dec. 31, 2014 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Five [Member] Minimum	Dec. 31, 2014 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Five [Member] Maximum	Dec. 31, 2014 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Thereafter [Member] Minimum	Dec. 31, 2014 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Thereafter [Member] Maximum	Dec. 31, 2014 Group subsidiaries Fixed rate Senior notes. CHF	Dec. 31, 2014 Group subsidiaries Fixed rate Subordinated CHF	Dec. 31, 2014 Group subsidiaries Fixed rate Non-recourse liabilities from consolidated VIEs CHF	Dec. 31, 2014 Group subsidiaries Variable rate Senior notes. CHF	Dec. 31, 2014 Group subsidiaries Variable rate Subordinated CHF	Dec. 31, 2014 Group subsidiaries Variable rate Non-recourse liabilities from consolidated VIEs CHF
Long-term debt by maturities
Next twelve months	29,635,000,000		10,542,000,000										31,000,000						31,000,000	29,158,000,000																																	10,542,000,000										13,298,000,000	447,000,000	442,000,000	14,694,000,000	76,000,000	201,000,000		29,604,000,000																															13,774,000,000	417,000,000	442,000,000	14,694,000,000	76,000,000	201,000,000
Year two	20,506,000,000		10,240,000,000										0						0	20,011,000,000																																	10,240,000,000										4,130,000,000	1,000,000	84,000,000	15,656,000,000	30,000,000	110,000,000		20,506,000,000																															4,656,000,000	0	84,000,000	15,656,000,000	0	110,000,000
Year three	22,189,000,000		5,534,000,000										0						0	21,632,000,000																																	5,534,000,000										12,846,000,000	175,000,000	16,000,000	8,404,000,000	50,000,000	141,000,000		22,189,000,000																															13,402,000,000	175,000,000	16,000,000	8,405,000,000	50,000,000	141,000,000
Year four	20,547,000,000		5,881,000,000										290,000,000						290,000,000	20,197,000,000																																	5,881,000,000										3,944,000,000	10,349,000,000	0	5,904,000,000	0	0		20,257,000,000																															4,298,000,000	10,055,000,000	0	5,904,000,000	0	0
Year five	25,046,000,000		6,048,000,000										0						0	24,698,000,000																																	6,048,000,000										14,600,000,000	0	0	9,873,000,000	179,000,000	46,000,000		25,046,000,000																															14,948,000,000	0	0	9,873,000,000	179,000,000	46,000,000
Thereafter	59,975,000,000		12,224,000,000										4,609,000,000						4,609,000,000	57,251,000,000																																	12,224,000,000										17,780,000,000	12,992,000,000	154,000,000	14,067,000,000	0	12,258,000,000		55,366,000,000																															19,589,000,000	9,297,000,000	154,000,000	14,068,000,000	0	12,258,000,000
Long-term debt	177,898,000,000	130,042,000,000	50,469,000,000	34,815,000,000	35,309,000,000	22,605,000,000	8,321,000,000	6,455,000,000	5,244,000,000	5,016,000,000	1,595,000,000	739,000,000	4,930,000,000	2,784,000,000					4,930,000,000	172,947,000,000	126,741,000,000																																50,469,000,000	34,817,000,000	35,309,000,000	22,607,000,000	8,321,000,000	6,455,000,000	5,244,000,000	5,016,000,000	1,595,000,000	739,000,000	66,598,000,000	23,964,000,000	696,000,000	68,598,000,000	335,000,000	12,756,000,000		172,968,000,000																															70,667,000,000	19,944,000,000	696,000,000	68,600,000,000	305,000,000	12,756,000,000
Interest rate (as a percent)															8.50%	6.00%	6.30%	7.50%				0.00%	12.60%	0.20%	12.60%	0.10%	12.40%	0.40%	3.80%	0.00%	7.30%	0.00%	8.20%	0.60%	10.30%	0.30%	0.90%	7.00%	0.10%	13.20%	0.30%	0.10%	8.50%	0.00%	13.20%	0.00%	5.40%	4.00%	0.00%	3.00%	0.00%	10.80%																			0.00%	12.60%	0.20%	12.60%	0.10%	12.40%	0.40%	3.80%	0.00%	7.30%	0.00%	8.20%	0.60%	10.30%	0.90%	7.00%	0.10%	13.20%	0.30%	0.10%	8.50%	0.00%	13.20%	0.00%	5.40%	4.00%	0.00%	3.00%	0.00%	10.80%
Maximum principal amount of notes that can be issued																																																																					¥ 500,000,000,000